Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of The components of loss before tax
The components of loss before tax are as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Loss before tax
Loss from PRC entities	(607,635)	(307,901)	(176,456)
(Loss)/gain from overseas entities	(38,051)	68,192	84,403

Total loss before tax	(645,686)	(239,709)	(92,053)

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax expense	—	—	—
Deferred income tax benefit	5,391	9,871	—

Total income tax benefit	5,391	9,871	—

Schedule of Reconciliation of the differences between the statutory EIT rate
Reconciliation of the differences between the statutory EIT rate applicable to losses of the consolidated entities and the income tax benefit of the

Group:

	Year ended December 31,
	2022		2023		2024
PRC Statutory income tax rate	25.0%		25.0%		25.0%
Tax rate difference from statutory rate in other jurisdictions (1)	(1.5	% )	8.0%		21.0%
Effect of preferential tax rates and tax holiday (2)	(0.5	% )	(4.0	% )	(11.0	% )
Effect of permanent differences (3)	(2.8	% )	(2.6	% )	(25.0	% )
Additional deduction of qualified R&D expenditures	4.2%		7.7%		16.0%
Changes in valuation allowance	(23.4	% )	(19.0	% )	70.0%
Effect of changes in tax rates	—		—		(25.0	% )
Effect of expiration on NOL	(0.2	% )	(11.0	% )	(49.0	% )
Effect of deconsolidation on NOL	—		—		(22.0%)
Effective tax rates	0.8%		4.1%		—

(1)	The tax rate difference is attributed to varying rates in other jurisdictions where the Group is established or operates, such as the Cayman Islands, British Virgin Islands or Hong Kong.
(2)
Jiangsu Radnova has been qualified as HNTE and enjoys a preferential income tax rate of

15%
during 2022, 2023 and 2024. Since Jiangsu Radnova had cumulative tax losses as of December 31, 2023 and 2024, there was no effect of the tax holiday.

(3)	The permanent differences are primarily related to share-based compensation, non-deductible expenses and true-up on NOL.

Schedule of Tax effects of temporary differences that give rise to the deferred tax asset
The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets
Net accumulated losses-carry forward	522,038	452,178
Accounts receivables allowance	325	259
Fair value change of long-term investment	1,972	4,141

Total deferred tax assets	524,335	456,578
Less: valuation allowance	(521,462)	(456,578)

Total deferred tax assets, net of valuation allowance	2,873	—
Amounts offset by deferred tax liabilities	(2,873)	—

Total deferred tax assets, net	—	—

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax liabilities
Intangible assets, net	1,909	—
Prepaid expenses	964	—

Total deferred tax liabilities	2,873	—
Amounts offset by deferred tax assets	(2,873)	—

Total deferred tax liabilities, net	—	—

Schedule of Movement of valuation allowance
Movement of valuation allowance

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	(325,200)	(476,022)	(521,462)
Changes of valuation allowance	(150,822)	(45,440)	64,884

Balance at end of the year	(476,022)	(521,462)	(456,578)